Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Going Concern
Cash	$ 100,000		$ 300,000
Cash flows from operating activities	5,501,000	$ 4,974,000	15,706,619	$ 9,575,403
Accumulated deficit	$ 109,189,000		$ 100,772,000